Equity Awards - Summary of Legacy Class B Units Activity (Detail) (Legacy Class B Units, USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Legacy Class B Units
Weighted average grant date fair values [Roll Forward]
Nonvested, beginning balance	$ 3.38	$ 3.40	$ 3.40
Vested	$ 3.38	$ 3.40	$ 3.40
Nonvested, ending balance	$ 0.00	$ 3.38	$ 3.40
Number of units [Roll Forward]
Nonvested, beginning balance	967	82,077	163,169
Vested	(967)	(81,110)	(81,092)
Nonvested, ending balance	0	967	82,077